S-K 1603(c) Fiduciary Duties to Other Companies	Dec. 31, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties:

Individual(1)	Entity	Entity’s Business	Affiliation
Aleksandr Agapitov	Xsolla (USA), Inc.	Global game commerce platform	Founder; CEO
	80.lv	Gaming and digital publishing network	Director
Dmitry Burkovskiy	Xsolla (USA), Inc.	Global game commerce platform	Chief Investment Officer
	Midas, LLC	Investments	Authorized Signer
	Joystick Ventures	Venture capital	Managing Partner
Rytis Joseph Jan	Xsolla (USA), Inc.	Global game commerce platform	Senior Vice President
Carla Bedrosian	Xsolla (USA), Inc.	Global game commerce platform	Global Chief Legal Officer
Xuan Li	Mangrove Capital	Venture capital	Operation Partner
Maxwell Gover	XST Capital Group LLC	Advisory	Managing Director
Wenfeng Yang	HT Investment	Investment	Managing Director
Perry Michael Fischer	Krafton Inc.	Video game publishing	Executive Advisor
Eugenie Levin	Semrush, Inc.	SaaS	President

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(1)      Each of the entities listed in this table may have competitive interests with our company with respect to the performance by each individual listed in this table of his or her obligations.